Business Combinations	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business Combinations	Business Combinations
Merger with Social Capital Hedosophia Holdings Corp. V
On January 7, 2021, Social Finance entered into the Agreement by and among Social Finance, SCH, a Cayman Islands exempted company limited by shares, and Plutus Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of SCH (“Merger Sub”). Pursuant to the Agreement, Merger Sub merged with and into Social Finance. Upon the Closing on May 28, 2021, the separate corporate existence of Merger Sub ceased and Social Finance survived the merger and became a wholly-owned subsidiary of SCH. On May 28, 2021, SCH also filed a notice of deregistration with the Cayman Islands Registrar of Companies, together with the necessary accompanying documents, and filed a certificate of incorporation and a certificate of corporate domestication with the Secretary of State of the State of Delaware, under which SCH was domesticated as a Delaware corporation, changing its name from “Social Capital Hedosophia Holdings Corp. V” to “SoFi Technologies, Inc.” These transactions are collectively referred to as the “Business Combination”.
The Business Combination was accounted for as a reverse recapitalization whereby SCH was determined to be the accounting acquiree and Social Finance to be the accounting acquirer. This accounting treatment was the equivalent of Social Finance issuing stock for the net assets of SCH, accompanied by a recapitalization whereby no goodwill or other intangible assets were recorded. Operations prior to the Business Combination are those of Social Finance. At the Closing, we received gross cash consideration of $764.8 million as a result of the reverse recapitalization, which was then reduced by:
•A redemption of redeemable common stock (classified as temporary equity) of $150.0 million;
•A special payment (as discussed in Note 12), which was accounted for as an embedded derivative, and made to our Series 1 preferred stockholders of $21.2 million (which was expensed as incurred); and
•Our equity issuance costs.
In connection with the Business Combination, Social Finance incurred $27.5 million of equity issuance costs, consisting of advisory, legal, share registration and other professional fees, which were recorded within additional paid-in capital as a reduction of proceeds. We paid $0.6 million of the equity issuance costs during 2020.
In connection with the Business Combination, SCH entered into subscription agreements with certain investors (the “Third Party PIPE Investors”), whereby it issued 122,500,000 shares of common stock at $10.00 per share (“PIPE Shares”) for an aggregate purchase price of $1.225 billion (“PIPE Investment”), which closed simultaneously with the consummation of the Business Combination. Upon the Closing, the PIPE Shares were automatically converted into shares of SoFi Technologies common stock on a one-for-one basis.
Upon the Closing, holders of Social Finance common stock received shares of SoFi Technologies common stock in an amount determined by application of the exchange ratio of 1.7428 (“Exchange Ratio”), which was based on Social Finance’s implied price per share prior to the Business Combination. Additionally, holders of Social Finance preferred stock (with the exception of the Series 1 preferred stockholders) received shares of SoFi Technologies common stock in amounts determined by application of either the Exchange Ratio or a multiplier of the Exchange Ratio, as provided by the Agreement.
Acquisition of Golden Pacific Bancorp, Inc.
On February 2, 2022, we acquired Golden Pacific, pursuant to an Agreement and Plan of Merger entered into by and among the Company, a wholly-owned subsidiary of the Company and Golden Pacific in March 2021, pursuant to which we acquired all of the outstanding equity interests in Golden Pacific and its wholly-owned subsidiary, Golden Pacific Bank, for total cash purchase consideration of $22.3 million using cash on hand. After closing the Bank Merger, we became a bank holding company and Golden Pacific Bank began operating as SoFi Bank, National Association (“SoFi Bank”). We are duly registered as a bank holding company with the Federal Reserve. SoFi Bank is a national banking association whose primary federal regulator is the OCC. Deposit accounts of SoFi Bank are insured by the FDIC through the Deposit Insurance Fund to the fullest extent permitted by law.
The closing of the Bank Merger was subject to regulatory approval. On January 18, 2022, we received approval from the Federal Reserve of our application to become a bank holding company under the Bank Holding Company Act, and we received conditional approval from the OCC to close the Bank Merger. The OCC also approved our application to change the composition of Golden Pacific Bank’s assets in connection with the Bank Merger. The OCC conditional approval imposed a number of conditions, including that SoFi Bank have initial paid-in capital of no less than $750 million and adhere to an operating agreement. Golden Pacific Bank’s community bank business will continue to operate as a division of SoFi Bank.
A portion of the total cash purchase consideration ($0.6 million) was held back by the Company to satisfy any indemnification or certain other obligations (“Holdback Amount”), as certain legal proceedings with which Golden Pacific is involved as a plaintiff were not resolved at the time the Bank Merger closed. The Holdback Amount will be used for further financing or costs incurred associated with the litigation and any remaining amount upon resolution of the litigation will be released to the Golden Pacific shareholders. Additionally, we held back a $3.3 million payable to a dissenting Golden Pacific Bank shareholder pending resolution of the shareholder’s appraisal claim, which could possibly result in a lower or higher amount paid to the dissenting shareholder once a ruling is made regarding the appraisal claim.
The Bank Merger is being accounted for as a business combination. The results of operations of Golden Pacific are not included in SoFi’s consolidated financial statements as of and for the year ended December 31, 2021. Additionally, given the proximity of the closing of the Bank Merger to the issuance of our consolidated financial statements for the year ended December 31, 2021, the initial accounting for the business combination is incomplete. The purchase consideration is being allocated to the tangible and intangible assets acquired and liabilities assumed based on the estimated fair values as of the acquisition date, which are being measured in accordance with the principles outlined in ASC 820. The excess of the total purchase consideration over the fair value of the net assets acquired, if any, will be allocated to goodwill, none of which is expected to be deductible for tax purposes. As the acquisition was not determined to be a significant acquisition under ASC 805, we do not intend to disclose the pro forma impact of this acquisition to the results of operations in our interim and annual filings with the SEC.
We incurred acquisition-related costs of $2.2 million related to the Bank Merger for the year ended December 31, 2021, which were presented within noninterest expense—general and administrative in the consolidated statements of operations and comprehensive income (loss).
Acquisition of Technisys S.A.
On February 19, 2022, we entered into an Agreement and Plan of Merger by and among the Company, Technisys S.A., a Luxembourg société anonyme (“Technisys”), Atom New Delaware, Inc., a Delaware corporation and a wholly owned subsidiary of Atom, and Atom Merger Sub Corporation, a Delaware corporation and wholly owned subsidiary of SoFi Technologies, pursuant to which we will acquire all of the outstanding equity interests in Technisys for total consideration, in the form of shares of SoFi common stock, of $1.1 billion (the “Technisys Merger”). The shares of SoFi common stock issuable in connection with the acquisition are determined using the 20-day volume-weighted average price of SoFi common stock as of February 15, 2022, and are subject to escrow requirements and other customary adjustments. The Technisys Merger will be accounted for as a business combination.
Technisys is a cloud-native digital and core banking platform with an existing footprint of established banks, digital banks and fintechs in Latin America. With the acquisition of Technisys, we can expand our technology platform services to a broader international market.
Through December 31, 2021, we incurred acquisition-related costs of $3.3 million related to the Technisys Merger, which were presented within noninterest expense—general and administrative in the consolidated statements of operations and comprehensive income (loss).
Acquisition of Galileo Financial Technologies, Inc.
On May 14, 2020, we acquired Galileo Financial Technologies, Inc. and its subsidiaries (“Galileo”) by acquiring 100% of the outstanding Galileo stock as of that date for total consideration of $1.2 billion. Galileo primarily provides technology platform services to financial and non-financial institutions. Our acquisition of Galileo enabled us to diversify our business from primarily consumer based to also serve institutions that rely upon Galileo’s integrated platform as a service to serve their clients.
Upon the finalization of the closing net working capital calculation in April 2021, the total purchase price consideration was reduced by $743, which was settled through the return to SoFi of an equivalent value of 83,856 previously issued Series H-1 preferred stock, which were retired upon receipt. The adjustment similarly reduced the carrying value of recognized goodwill, and did not impact the estimated fair values of the assets acquired and liabilities assumed in conjunction with the transaction. There were no other adjustments to goodwill during the year ended December 31, 2021.
The following unaudited supplemental pro forma financial information presents the Company’s consolidated results of operations for the years ended December 31, 2020 and 2019 as if the business combination had occurred on January 1, 2019:

	Year Ended December 31,
	2020	2019
Total net revenue	$625,413	$483,921
Net loss	(304,219)	(209,770)
The unaudited supplemental pro forma financial information is presented for comparative purposes only and is not necessarily indicative of the actual results of operations that would have been achieved, nor is it indicative of future results of operations. The unaudited supplemental pro forma financial information reflects pro forma adjustments that give effect to applying the Company’s accounting policies and certain events the Company believes to be directly attributable to the acquisition. The pro forma adjustments primarily include:
•incremental straight-line amortization expense associated with acquired intangible assets;
•adjustments to depreciation expense resulting from accounting policy alignment between the acquirer and acquiree;
•adjustments to reflect interest expense on the seller note, including accretion of interest and incremental interest incurred after the interest-free period lapsed as if the interest was incurred during the earliest period presented;
•an adjustment to reflect post-combination share-based compensation expense associated with options to acquire common stock of Galileo that were converted into options to acquire common stock of SoFi as if the conversion occurred on January 1, 2019;
•a reversal of the Company’s previously-established deferred tax asset valuation allowance of $99,793 resulting from deferred tax liabilities acquired in connection with the acquisition as if it occurred during the earliest period presented;
•an adjustment to reflect $9,341 of acquisition-related costs as if they were incurred during the earliest period presented; and
•the related income tax effects, at the statutory tax rate applicable for each period, of the pro forma adjustments noted above.
The unaudited supplemental pro forma financial information does not give effect to any anticipated cost savings, operating efficiencies or other synergies that may be associated with the acquisition, or any estimated costs that have been or will be incurred by the Company to integrate the assets and operations of Galileo.
Other Acquisitions
On April 28, 2020, the Company acquired 100% of the outstanding stock of 8 Limited, a Hong Kong brokerage services firm, for total consideration of $16,126. Part of the consideration consisted of Social Finance common stock, of which a portion was contingent on the satisfaction of certain representations and warranties. During the fourth quarter of 2021, we issued 320,649 shares of SoFi Technologies common stock in satisfaction of the contingent consideration.